SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2021
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

14.	SUBSEQUENT EVENTS

Further to Note 8, on August 26, 2021, the Company agreed to acquire an additional 358,996 common shares of Premium Nickel, for an additional investment of $341,046. Upon the closing of the transaction, the Company’s total investment constitutes a 10% holding in Premium Nickel.